Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Assets	$ 3,371,637,567	$ 3,268,713,477
Liabilities	2,762,760,009	2,675,628,185
Shareholders’ Equity	608,877,558	593,085,292	$ 536,104,961	$ 467,674,054
Net Income for the Year	48,639,409	60,569,787	$ 75,011,888
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Assets	296,194
Liabilities	79,762
Shareholders’ Equity	216,432
Net Income for the Year	6,210
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Assets	216,499
Liabilities	0
Shareholders’ Equity	216,499
Net Income for the Year	6,216
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Assets	2,932,291,913	2,874,136,521
Liabilities	2,430,794,753	2,383,075,691
Shareholders’ Equity	501,497,160	491,060,830
Net Income for the Year	40,671,799	44,670,220
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	4,046,562	8,727,298
Liabilities	820,996	5,926,086
Shareholders’ Equity	3,225,566	2,801,212
Net Income for the Year	(3,501,944)	(2,673,186)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	7,297,059	5,442,730
Liabilities	2,642,498	1,825,639
Shareholders’ Equity	4,654,561	3,617,091
Net Income for the Year	6,124,754	4,154,718
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	387,673	167,273
Liabilities	163,688	59,241
Shareholders’ Equity	223,985	108,032
Net Income for the Year	59,036	104,035
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Assets	1,207,605	1,347,947
Liabilities	980,607	1,074,232
Shareholders’ Equity	226,998	273,715
Net Income for the Year	48,755	(50,636)
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	5,292,091	8,248,993
Liabilities	3,283,461	6,942,828
Shareholders’ Equity	2,008,630	1,306,165
Net Income for the Year	1,439,482	894,177
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Assets	11,773,217	12,906,998
Liabilities	7,184,143	8,390,116
Shareholders’ Equity	4,589,074	4,516,882
Net Income for the Year	2,434,613	2,415,560
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	1,887,739	1,987,896
Liabilities	626,158	612,623
Shareholders’ Equity	1,261,581	1,375,273
Net Income for the Year	86,921	25,191
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	2,545,068	1,315,372
Liabilities	492	561
Shareholders’ Equity	2,544,576	1,314,811
Net Income for the Year	(2,513,422)	(2,241,205)
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	5,383,829	3,499,594
Liabilities	3,074,547	2,525,129
Shareholders’ Equity	2,309,282	974,465
Net Income for the Year	(2,408,315)	(1,812,578)
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Assets	4,247,005	148,481
Liabilities	4,157,659	8,236
Shareholders’ Equity	89,346	140,245
Net Income for the Year	(77,468)	(55,261)
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	32,306,077	2,562,621
Liabilities	28,807,683	176,077
Shareholders’ Equity	3,498,394	2,386,544
Net Income for the Year	(2,984,532)	(1,715,976)
Ondara S.A.
Disclosure of subsidiaries [line items]
Assets		66,489
Liabilities		27
Shareholders’ Equity		66,462
Net Income for the Year		(26,527)
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	5,251,647	5,343,233
Liabilities	14,180	21,965
Shareholders’ Equity	5,237,467	5,321,268
Net Income for the Year	2,466,679	2,333,182
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	413,816,982	377,420,013
Liabilities	338,178,934	301,058,664
Shareholders’ Equity	75,638,048	76,361,349
Net Income for the Year	9,427,840	17,704,408
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	85,428,050	87,291,816
Liabilities	7,343	10,449
Shareholders’ Equity	85,420,707	87,281,367
Net Income for the Year	1,098,345	$ 12,122,798
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	100,000
Liabilities	0
Shareholders’ Equity	100,000
Net Income for the Year	$ 0